Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Defined Benefit Plan, Benefits Payment [Table Text Block]
(Dollars in thousands)
201 9		2018		2017
Date Paid	Amount	Date Paid	Amount	Date Paid		Amount
10/02/2019	$29	10/11/2018	$26	01/06/2017	(1)	$119
12/23/2019	244	12/27/2018	92	10/15/2017		27
				12/27/2017		99
Total	$273		$118			$245

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2019	2018	2017
Shares held by participants beginning of the year	340,237	357,135	339,870
Shares allocated to participants	24,317	24,317	24,317
Shares distributed to participants	(18,457)	(41,215)	(7,052)
Shares held by participants end of year	346,097	340,237	357,135

Unreleased shares beginning of the year	231,112	255,429	279,746
Shares released during year	(24,317)	(24,317)	(24,317)
Unreleased shares end of year	206,795	231,112	255,429
Total ESOP shares end of year	552,892	571,349	612,564
Fair value of unreleased shares at December 31	$4,344,763	4,534,417	4,878,694

Share-based Payment Arrangement, Option, Activity [Table Text Block]
					Unvested options
	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Number	Weighted Average Grant Date Fair Value	Vesting Period (in years)
2009 Plan
December 31, 2016	54,876	20,596	49,229	$9.25	34,229	$4.04
Granted January 31, 2017	(11,164)	9,303	0	N/A			3
Transferred to 2017 Plan	(43,712)	0	0	N/A
Vested	0	(15,018)	0	N/A	(11,409)	4.04
December 31, 2017	0	14,881	49,229	$9.25	22,820	$4.04
Options Exercised	0	0	(15,000)
Vested	0	(7,541)	0	N/A	(11,410)	4.04
December 31, 2018	0	7,340	34,229	$11.21	11,410	$4.04
Vested	0	(4,238)	0		(11,410)	4.04
December 31, 2019	0	3,102	34,229	$11.21	0

2017 Plan
April 25, 2017	375,000	0	0
Granted May 5, 2017	(3,420)	2,280	0	N/A			1
Transferred from 2009 Plan	43,712	0	0	N/A	0
December 31, 2017	415,292	2,280	0	N/A	0
Granted January 23, 2018	(10,044)	6,696	0	N/A			3
Granted April 24, 2018	(792)	528	0	N/A			1
Vested	0	(2,280)	0	N/A	0
December 31, 2018	404,456	7,224	0	N/A	0
Granted January 22, 2019	(12,971)	8,647	0	N/A			3
Granted April 23, 2019	(2,514)	1,676	0	N/A			1
Vested	0	(2,760)	0	N/A
December 31, 2019	388,971	14,787	0	N/A	0

Total all plans	388,971	17,889	34,229	$11.21	0	$4.04

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable
January 26, 2016	$11.21	34,229	6.1	34,229	0
		34,229		34,229	0